Decommissioning And Restoration Liability - Summary of Decommissioning and Restoration Liability Assumptions (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 58,965	$ 56,122
Discount rate	1.76%	2.18%
Inflation rate	1.35%	1.95%
Periods	2029	2029
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 2,235	$ 175
Discount rate	3.71%	1.86%
Inflation rate	1.96%	1.95%
Periods	2023	2021